T. ROWE PRICE Short Duration Income Fund
February 28, 2021 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 19.1%
Car Loan 5.6%
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class D
2.13%, 3/18/26  120 124
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25 (1) 175 189
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class C
1.37%, 1/16/26  30 31
GM Financial Leasing Trust
Series 2021-1, Class D
1.01%, 7/21/25  140 140
Santander Consumer Auto Receivables Trust
Series 2020-BA, Class C
1.29%, 4/15/26 (1) 100 101
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class D
1.57%, 1/15/27 (1) 100 100
Santander Drive Auto Receivables Trust
Series 2020-1, Class C
4.11%, 12/15/25  25 27
Santander Drive Auto Receivables Trust
Series 2020-2, Class D
2.22%, 9/15/26  410 422
Santander Retail Auto Lease Trust
Series 2019-A, Class D
3.66%, 5/20/24 (1) 200 206
World Omni Auto Receivables Trust
Series 2020-C, Class C
1.39%, 5/17/27  85 86
1,426
Credit Card 0.2%
Synchrony Card Funding
Series 2019-A2, Class A
2.34%, 6/15/25  50 51
51
Other Asset-Backed Securities 9.9%
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (1) 150 154
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 1.741%, 4/15/29 (1) 250 248

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 1.232%, 11/20/28 (1) 242 242
CBAM
Series 2019-9A, Class B1, CLO, FRN
3M USD LIBOR + 1.90%, 2.141%, 2/12/30 (1) 250 250
Cedar Funding VII
Series 2018-7A, Class B, CLO, FRN
3M USD LIBOR + 1.40%, 1.624%, 1/20/31 (1) 250 248
DB Master Finance
Series 2019-1A, Class A2II, Series 2019-1A, Class A2II
4.021%, 5/20/49 (1) 94 99
Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28 (1) 22 23
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 141 145
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 98 104
KKR
Series 29A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 1/15/32 (1) 250 250
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 172 176
Neuberger Berman XVII
Series 2014-17A, Class CR2, CLO, FRN
3M USD LIBOR + 2.00%, 2.222%, 4/22/29 (1) 250 249
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.18%, 1.398%, 1/24/33 (1) 250 251
Sierra Timeshare Receivables Funding
Series 2016-3A, Class B
2.63%, 10/20/33 (1) 111 112
2,551
Student Loan 3.4%
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2
3.19%, 2/18/42 (1) 105 107
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 129 135
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 149 156

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 167 172
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 100 104
SMB Private Education Loan Trust
Series 2016-C, Class A2A
2.34%, 9/15/34 (1) 52 54
SMB Private Education Loan Trust
Series 2017-B, Class B
3.50%, 12/16/41 (1) 150 155
883
Total Asset-Backed Securities (Cost $4,888) 4,911
BANK LOANS 0.5% (2)
Insurance 0.5%
Asurion, FRN, 1M USD LIBOR + 3.00%, 3.115%, 11/3/24 (3) 125 125
Total Bank Loans (Cost $125) 125
CORPORATE BONDS 37.7%
Banking 7.5%
Banco Santander, 2.746%, 5/28/25  200 212
Bank of Ireland Group, 4.50%, 11/25/23 (1) 200 219
BBVA Bancomer, 4.375%, 4/10/24  150 164
Danske Bank, 5.375%, 1/12/24 (1) 200 225
Deutsche Bank, Series D, 5.00%, 2/14/22  150 156
HSBC Holdings, 4.25%, 3/14/24  200 219
Lloyds Banking Group, 4.50%, 11/4/24  200 223
Natwest Group, 6.00%, 12/19/23  100 114
Societe Generale, 2.625%, 10/16/24 (1) 200 211
Standard Chartered, VR, 0.991%, 1/12/25 (1)(4) 200 200
1,943
Basic Industry 2.1%
ABJA Investment, 5.95%, 7/31/24  200 215
ALROSA Finance, 4.65%, 4/9/24  200 216
Arconic, 6.125%, 2/15/28 (1) 45 48
Cleveland-Cliffs, 9.875%, 10/17/25 (1) 45 53
532
Capital Goods 0.4%
TransDigm, 8.00%, 12/15/25 (1) 90 98
98

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
Communications 2.8%
CSC Holdings, 5.25%, 6/1/24  95 102
Globo Comunicacao e Participacoes, 4.843%, 6/8/25  200 210
NTT Finance, 0.583%, 3/1/24 (1) 200 200
Tower Bersama Infrastructure, 4.25%, 1/21/25  200 213
725
Consumer Cyclical 10.6%
7-Eleven, 0.80%, 2/10/24 (1) 45 45
Burlington Coat Factory Warehouse, 6.25%, 4/15/25 (1) 95 101
Carnival, 9.875%, 8/1/27 (1) 20 23
Cedar Fair, 5.50%, 5/1/25 (1) 95 99
Clarios Global, 6.75%, 5/15/25 (1) 95 102
Falabella, 3.75%, 4/30/23  200 211
Ford Motor, 8.50%, 4/21/23  90 101
General Motors Financial, 2.90%, 2/26/25  150 159
Goodyear Tire & Rubber, 9.50%, 5/31/25  90 101
Hyundai Capital America, 0.80%, 1/8/24 (1) 150 149
IRB Holding, 7.00%, 6/15/25 (1) 90 97
L Brands, 5.625%, 10/15/23  45 49
L Brands, 6.875%, 7/1/25 (1) 45 49
Longfor Group Holdings, 3.90%, 4/16/23  200 210
Marriott International, 3.60%, 4/15/24  100 107
Meituan, 2.125%, 10/28/25  200 203
Meritor, 6.25%, 6/1/25 (1) 95 102
Nissan Motor, 3.043%, 9/15/23 (1) 200 210
QVC, 4.375%, 3/15/23  150 157
Royal Caribbean Cruises, 5.25%, 11/15/22  50 51
Royal Caribbean Cruises, 11.50%, 6/1/25 (1) 70 82
St. Joseph's University Medical Center, 3.926%, 7/1/22  100 102
Vanke Real Estate Hong Kong, 4.20%, 6/7/24  200 217
2,727
Consumer Non-Cyclical 2.2%
Albertsons, 5.875%, 2/15/28 (1) 90 95
Bausch Health, 7.00%, 1/15/28 (1) 45 49
Bausch Health Americas, 8.50%, 1/31/27 (1) 75 83
CD&R Smokey Buyer, 6.75%, 7/15/25 (1) 125 134
Performance Food Group, 6.875%, 5/1/25 (1) 95 102
Tenet Healthcare, 7.50%, 4/1/25 (1) 90 98
561
Electric 2.9%
AES, 3.30%, 7/15/25 (1) 100 108
Azure Power Energy, 5.50%, 11/3/22  200 205
Engie Energia Chile, 4.50%, 1/29/25  200 221
NextEra Energy Operating Partners, 4.25%, 7/15/24 (1) 95 100

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
Pacific Gas & Electric, 4.25%, 8/1/23  100 107
741
Energy 2.6%
Aker BP, 3.00%, 1/15/25 (1) 150 155
Continental Resources, 3.80%, 6/1/24  50 51
Continental Resources, 4.50%, 4/15/23  100 103
Energy Transfer Operating, 2.90%, 5/15/25  100 105
Energy Transfer Operating, 4.90%, 2/1/24  60 66
EQT, 3.00%, 10/1/22  50 50
Occidental Petroleum, 6.95%, 7/1/24  75 83
Targa Resources Partners, 6.50%, 7/15/27  45 48
661
Finance Companies 1.4%
AerCap Ireland Capital, 4.50%, 9/15/23  150 161
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 100 105
Navient, 6.125%, 3/25/24  45 47
Navient, 7.25%, 9/25/23  45 49
362
Financial Other 1.6%
Hikma Finance USA, 3.25%, 7/9/25  200 209
Kuwait Projects SPC, 5.00%, 3/15/23  200 203
412
Natural Gas 0.7%
APT Pipelines, 3.875%, 10/11/22 (1) 175 183
183
Real Estate Investment Trusts 1.2%
Park Intermediate Holdings, 7.50%, 6/1/25 (1) 95 103
Times China Holdings, 6.75%, 7/16/23  200 209
312
Technology 0.7%
Fortinet, 1.00%, 3/15/26  55 55
Microchip Technology, 0.972%, 2/15/24 (1) 125 125
180
Transportation 1.0%
Heathrow Funding, 4.875%, 7/15/21 (1) 100 102
Sydney Airport Finance, 3.90%, 3/22/23 (1) 150 159
261
Total Corporate Bonds (Cost $9,695) 9,698

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 5.0%
Government Sponsored 0.8%
MEGlobal Canada ULC, 5.00%, 5/18/25  200 222
222
Owned No Guarantee 4.2%
Ecopetrol, 5.875%, 9/18/23  200 222
Export-Import Bank of India, 3.875%, 3/12/24  200 215
Petroleos Mexicanos, 4.875%, 1/18/24  200 208
QNB Finance, 2.625%, 5/12/25  200 210
Saudi Electricity Global Sukuk, 4.222%, 1/27/24  200 217
1,072
Total Foreign Government Obligations & Municipalities (Cost
$1,292) 1,294
MUNICIPAL SECURITIES 1.7%
Florida 0.4%
Miami-Dade County, Series B, 1.154%, 10/1/25  100 99
99
Illinois 0.4%
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 1.838%,
12/1/23  100 103
103
Michigan 0.5%
Detroit, Social Bonds, Series B, GO, 2.189%, 4/1/24  125 125
125
New York 0.4%
Metropolitan Transportation Auth., Series B-1, BAN, 5.00%,
5/15/22  100 105
105
Total Municipal Securities (Cost $430) 432
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 19.6%
Collateralized Mortgage Obligations 10.1%
Angel Oak Mortgage Trust
Series 2020-6, Class A1, CMO, ARM
1.261%, 5/25/65 (1) 82 82
Angel Oak Mortgage Trust I
Series 2019-2, Class M1, CMO, ARM
4.065%, 3/25/49 (1) 100 104

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
Bayview Mortgage Fund IVb Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (1) 75 75
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 107 108
Deephaven Residential Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.128%, 5/25/65 (1) 100 100
Flagstar Mortgage Trust
Series 2019-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.95%, 1.068%, 10/25/49 (1) 51 51
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 0.968%, 3/25/50 (1) 69 69
New Residential Mortgage Loan Trust
Series 2021-NQ1R, Class A3, CMO, ARM
1.198%, 7/25/55 (1) 200 200
OBX Trust
Series 2019-INV1, Class A3, CMO, ARM
4.50%, 11/25/48 (1) 152 158
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55 (1) 94 94
Starwood Mortgage Residential Trust
Series 2020-INV1, Class M1, CMO
2.501%, 11/25/55 (1) 100 101
Structured Agency Credit Risk Debt Notes
Series 2020-DNA2, Class M2, CMO, ARM
1M USD LIBOR + 1.85%, 1.968%, 2/25/50 (1) 205 205
Structured Agency Credit Risk Debt Notes
Series 2020-DNA5, Class M2, CMO, ARM
SOFR30A + 2.80%, 2.845%, 10/25/50 (1) 150 151
Structured Agency Credit Risk Debt Notes
Series 2020-DNA6, Class M1, CMO, ARM
SOFR30A + 0.90%, 0.945%, 12/25/50 (1) 295 295
Structured Agency Credit Risk Debt Notes
Series 2020-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 1.90%, 2.018%, 1/25/50 (1) 150 150
Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M2, CMO, ARM
SOFR30A + 2.25%, 2.30%, 8/25/33 (1) 200 200
Towd Point Mortgage Trust
Series 2016-5, Class A1, CMO, ARM
2.50%, 10/25/56 (1) 139 142
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (1) 57 59

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (1) 142 145
Verus Securitization Trust
Series 2021-R1, Class M1, CMO
2.338%, 10/25/63 (1) 100 101
2,590
Commercial Mortgage-Backed Securities 9.5%
BANK
Series 2019-BN23, Class A1
1.975%, 12/15/52  65 66
BX Commercial Mortgage Trust
Series 2019-IMC, Class A, ARM
1M USD LIBOR + 1.00%, 1.112%, 4/15/34 (1) 160 160
BX Commercial Mortgage Trust
Series 2020-BXLP, Class F, ARM
1M USD LIBOR + 2.00%, 2.112%, 12/15/36 (1) 100 100
BX Trust
Series 2018-GW, Class D, ARM
1M USD LIBOR + 1.77%, 1.882%, 5/15/35 (1) 125 125
CD Mortgage Trust
Series 2016-CD1, Class B, ARM
3.077%, 8/10/49  100 104
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class B, ARM
3.518%, 5/10/35 (1) 150 156
Citigroup Commercial Mortgage Trust
Series 2019-SST2, Class E, ARM
1M USD LIBOR + 2.00%, 2.112%, 12/15/36 (1) 150 150
Cold Storage Trust
Series 2020-ICE5, Class C, ARM
1M USD LIBOR + 1.65%, 1.762%, 11/15/37 (1) 147 148
Commercial Mortgage Trust
Series 2013-300P, Class A1
4.353%, 8/10/30 (1) 146 156
Commercial Mortgage Trust
Series 2015-CR22, Class C, ARM
4.106%, 3/10/48  100 108
Credit Suisse Mortgage Capital Certificates
Series 2020-TMIC, Class A, ARM
1M USD LIBOR + 3.00%, 3.25%, 12/15/35 (1) 150 152
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.555%, 9/10/35 (1) 170 186
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFL, ARM
1M USD LIBOR + 1.25%, 1.50%, 7/5/33 (1) 59 59

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class B, ARM
1M USD LIBOR + 1.77%, 1.883%, 10/15/33 (1) 100 100
Merit
Series 2020-HILL, Class B, ARM
1M USD LIBOR + 1.40%, 1.512%, 8/15/37 (1) 210 211
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class A5
3.741%, 8/15/47  39 42
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class D, ARM
1M USD LIBOR + 1.80%, 3.30%, 12/15/36 (1) 125 126
One Market Plaza Trust
Series 2017-1MKT, Class A
3.614%, 2/10/32 (1) 130 135
Wells Fargo Commercial Mortgage Trust
Series 2019-JWDR, Class A, ARM
2.501%, 9/15/31 (1) 150 154
2,438
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$4,997) 5,028
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 13.9%
U.S. Treasury Obligations 13.9%
U.S. Treasury Notes, 0.125%, 11/30/22 (5) 2,800 2,800
U.S. Treasury Notes, 0.125%, 1/31/23  470 470
U.S. Treasury Notes, 0.125%, 2/28/23  300 300
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $3,569) 3,570
SHORT-TERM INVESTMENTS 5.4%
Commercial Paper 1.9%
4(2) 1.9%(6)
Ovintiv, 1.00%, 3/16/21  250 250
Plains All American Pipeline, 0.55%, 3/4/21  250 250
500

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
Money Market Funds 3.5%
T. Rowe Price Government Reserve Fund, 0.05% (7)(8) 896 896
896
Total Short-Term Investments (Cost $1,396) 1,396
(Amounts in 000s, except for contracts)
Options Purchased 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts Notional Amount $ Value
Morgan Stanley
Credit Default Swap,
Protection Sold
(Relevant Credit:
Markit CDX.NA.IG-S35,
5 Year Index,
12/20/25), Receive
1.00% Quarterly, Pay
upon credit default,
3/17/21 @ 0.45%* (9) 1 1,000 —
Total Options Purchased (Cost $1) —
Total Investments in Securities 102.9%
(Cost $26,393) $ 26,454
Other Assets Less Liabilities (2.9)% (740)
Net Assets 100.0% $ 25,714
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $12,752 and represents 49.6% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of February 28, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.

T. ROWE PRICE Short Duration Income Fund

. .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . .
. . .
(5) At February 28, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $500 and represents
1.9% of net assets.
(7) Seven-day yield
(8) Affiliated Companies
(9) Non-income producing
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
BAN Bond Anticipation Note
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
GO General Obligation
JPY Japanese Yen
OTC Over-the-counter
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short Duration Income Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.
NA.IG-S35, 5 Year Index,
12/20/25), Pay 1.00%
Quarterly, Receive upon
credit default, 3/17/21 @
0.80%* 1 1,000 —
Total Options Written (Premiums $(1)) $ —

T. ROWE PRICE Short Duration Income Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 3/22/21 USD 1,054 JPY 108,700 $ 34
Morgan Stanley 3/22/21 JPY 108,700 USD 1,031 (11)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 23

T. ROWE PRICE Short Duration Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 27 U.S. Treasury Notes five year contracts 6/21 (3,347) $ 27
Short, 3 U.S. Treasury Notes ten year contracts 6/21 (398) 5
Long, 17 U.S. Treasury Notes two year contracts 6/21 3,753 (3)
Net payments (receipts) of variation margin to date (30)
Variation margin receivable (payable) on open futures contracts $ (1)

T. ROWE PRICE Short Duration Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
05/31/20
Purchase
Cost
Sales
Cost
Value
02/28/21
T. Rowe Price Government
Reserve Fund, 0.05% $ —  ¤  ¤ $ 896^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $896.

T. ROWE PRICE Short Duration Income Fund
Unaudited
Notes to Portfolio of Investments
16
T. Rowe Price Short Duration Income Fund  (the fund)  is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Short Duration Income Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants,

T. ROWE PRICE Short Duration Income Fund

rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Short Duration Income Fund

F1305-054Q3 02/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 25,058 $ — $ 25,058
Short-Term Investments 896 500 — 1,396
Options Purchased — — — —
Total Securities 896 25,558 — 26,454
Forward Currency Exchange
Contracts — 34 — 34
Futures Contracts* 32 — — 32
Total $ 928 $ 25,592 $ — $ 26,520
Liabilities
Options Written $ — $ — $ — $ —
Forward Currency Exchange
Contracts — 11 — 11
Futures Contracts* 3 — — 3
Total $ 3 $ 11 $ — $ 14
1
Includes Asset-Backed Securities, Bank Loans, Corporate Bonds, Foreign Government
Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.